Share - Based Compensation	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share - Based Compensation
7.
SHARE-BASED COMPENSATION

2023 Employee Stock Option and Incentive Plan

On March 2, 2023, the Company adopted the 2023 Employee Stock Option and Incentive Plan (“2023 ESOP”) which allows for the grant of equity incentives, including share-based options, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other awards. The 2023 ESOP lays out the details for the equity incentives for talent acquisition and retention purposes. Each grant of share-based options made under the 2023 ESOP entitles the grantee to acquire ordinary shares with payment of the exercise price in cash. The Company intends to settle any options, RSU’s and SARs granted only in ordinary shares.

Option awards and SARs

The fair value of option awards and SARs is determined using the Black-Scholes option-pricing model. The weighted average grant date fair value for options and SARs granted during the six months ended June 30, 2025 was CHF 12.48 or $14.47 per share. The weighted average grant date fair value for options and SARs granted during the six months ended June 30, 2024 was CHF 7.96 or $8.95 per share.

The following assumptions were used in the Black-Scholes option pricing model for determining the value of options and SARs granted during the six months ended June 30, 2025 and 2024:

	For the six months ended June 30,
	2025	2024
Weighted average share price at the date of grant (1)	$18.68 (CHF 16.11)	$11.44 (CHF 10.18)
Range of expected volatilities (%) (2)	89.91 - 91.39	85.54 - 93.00
Range of expected terms (years) (3)	6.25	5.50 - 6.25
Range of risk-free interest rates (%)(4)	3.94 - 4.26	3.91 - 4.63
Dividend yield (%)	0.00	0.00

(1) The equity award exercise price is denominated in USD.

(2) The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.

(3) The expected term represents the period that share-based awards are expected to be outstanding.

(4) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

The following table summarizes the Company’s stock option and SAR activity under the 2023 ESOP for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1,	4,687,054	6.82	2028 - 2034	3,466,210	4.50	2027 - 2033
Options granted	1,035,131	16.11	2035	1,336,922	10.18	2034
Forfeited(1)	(297,978)	8.31	2033 - 2034	(119,910)	5.11	2032 - 2033
Exercised(1)	(335,581)	5.02	2033 - 2034	(95,590)	2.77	2027 - 2032
Outstanding as of June 30,	5,088,626	8.48	2028 - 2035	4,587,632	6.29	2028 - 2034

(1) Forfeited amount includes earnout options forfeited during the six month periods ended June 30, 2025 and 2024. No SARs had been exercised or forfeited during the six months ended June 30, 2025 and 2024.

The number of options and SARs that were exercisable at June 30, 2025 and 2024 were 2,236,218 and 1,751,475, respectively. Excluding earnout options, which have an exercise price of CHF 0.01, options outstanding as of June 30, 2025 have exercise prices ranging from CHF 1.56 to CHF 15.49. The weighted average remaining contractual life of options and SARs outstanding as of June 30, 2025 and December 31, 2024 was eight years.

Restricted stock units

Each RSU granted under the 2023 ESOP entitles the grantee to one ordinary share upon vesting of the RSU. The Company intends to settle all RSUs granted in equity. The fair value of RSUs is determined by the closing stock price on the date of grant and the related compensation cost is amortized over the vesting period of the award using the graded method. RSUs have time-based vesting conditions ranging from one to four years. The following is a summary of RSU activity for the six months ended June 30, 2025 and 2024:

	For the six months ended June 30, 2025			For the six months ended June 30, 2024
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates	Number of awards	Weighted average exercise price (CHF)	Range of expiration dates
Outstanding as of January 1	467,478	9.81	2034	—	—	—
RSUs granted	646,741	16.16	2035	466,908	9.84	2034

RSUs vested/released	(97,990)	9.55	2034	—	—	—
Outstanding as of June 30	1,016,229	14.31	2034	466,908	9.84	2034

Share-based compensation expense

The total share-based compensation expense recognized in the statement of loss amounted to CHF 4.5 million and CHF 7.2 million for the three and six months ended June 30, 2025, respectively, including CHF 1.7 million and CHF 2.6 million recognized during the three and six months ended June 30, 2025 related to RSUs outstanding. Total share-based compensation recognized in the statement of loss was CHF 3.3 million and CHF 4.4 million for the three and six months ended June 30, 2024, respectively, including CHF 0.5 million recognized during the three and six months ended June 30, 2024 related to RSUs outstanding. The reserve for share-based payment increased from CHF 16.1 million as of December 31, 2024 to CHF 22.4 million as of June 30, 2025.

During the quarter ended June 30, 2025, certain RSUs that included a performance condition were modified such that the condition had been met. This modification resulted in CHF 0.1 million of additional share-based compensation expense during the three months ended June 30, 2025. During the quarter ended June 30, 2024, certain options were modified to accelerate vesting upon the death of an employee, resulting in the acceleration of expense recognition. Total expense attributable to the modification was CHF 1.0 million recognized during the three months ended June 30, 2024.

Earnout options

As a result of the Company’s 2023 business combination with European Biotech Acquisition Corp, certain pre-business combination Oculis equity holders received an aggregate of 369,737 earnout options with an exercise price of CHF 0.01. Vesting of these options are based on the achievement of post-acquisition-closing volume weighted average share price (“VWAP”) targets of Oculis of $15.00, $20.00 and $25.00, respectively, in each case, for any 20 trading days within any consecutive 30 trading day period commencing after the acquisition closing date and ending on or prior to March 2, 2028 (the “earnout period”). The first two price targets of $15.00 and $20.00 were met in November 2024 and February 2025, respectively, resulting in an aggregate of 168,571 earnout options becoming exercisable.